PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 122.1%
Asset-Backed Securities 7.3%
Collateralized Loan Obligations
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	7.079%(c)	07/15/30	3,431	$3,449,819
Battalion CLO Ltd. (Cayman Islands), Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.659(c)	07/18/30	1,334	1,334,122
BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.701(c)	08/20/32	3,000	2,999,765
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.549(c)	04/17/31	2,109	2,109,258
CIFC Funding Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)	6.626(c)	04/20/31	2,399	2,399,083
Jamestown CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	6.525(c)	04/20/32	4,750	4,751,532
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.770(c)	01/15/31	1,414	1,415,134
Madison Park Funding Ltd. (Cayman Islands), Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.526(c)	10/21/30	2,396	2,397,205
OFSI BSL Ltd. (Cayman Islands), Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	7.725(c)	01/20/35	2,250	2,257,679
Shackleton CLO Ltd. (Cayman Islands), Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 0.262%)	6.659(c)	08/15/30	1,326	1,325,267
TICP CLO Ltd. (Cayman Islands), Series 2017-07A, Class ASR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.629(c)	04/15/33	4,750	4,753,440
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.555(c)	04/25/31	867	868,511

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands), (cont’d.)
Series 2015-03A, Class A1R, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.452%)	6.776%(c)	10/20/31	3,159	$3,167,420

Total Asset-Backed Securities (cost $32,923,605)				33,228,235
Corporate Bonds 106.5%
Advertising 0.2%
CMG Media Corp., Gtd. Notes, 144A(aa)	8.875	12/15/27	1,640	911,458
Aerospace & Defense 2.8%
Boeing Co. (The),
Sr. Unsec’d. Notes(aa)	5.805	05/01/50	1,285	1,138,185
Sr. Unsec’d. Notes	5.930	05/01/60	500	437,045
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	1,500	1,456,875
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	679	684,310
Sr. Unsec’d. Notes, 144A	7.250	07/01/31	455	456,106
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	1,000	1,022,500
Sr. Unsec’d. Notes, 144A(aa)	7.875	04/15/27	2,187	2,170,619
Sr. Unsec’d. Notes, 144A	8.750	11/15/30	940	999,925
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	600	549,746
Gtd. Notes(aa)	5.500	11/15/27	1,825	1,772,850
Sr. Sec’d. Notes, 144A	6.375	03/01/29	1,080	1,073,202
Sr. Sec’d. Notes, 144A	6.625	03/01/32	835	834,377
				12,595,740
Agriculture 0.3%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	1,350	1,227,628
Airlines 1.4%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250	02/15/28	350	351,437

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(aa)	5.500%	04/20/26	767	$755,167
Sr. Sec’d. Notes, 144A(aa)	5.750	04/20/29	1,425	1,371,562
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	1,080	1,039,382
Sr. Sec’d. Notes, 144A	4.625	04/15/29	830	765,409
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	750	579,375
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	905	800,020
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	520	465,155
				6,127,507
Apparel 0.4%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	375	335,333
Wolverine World Wide, Inc., Gtd. Notes, 144A(aa)	4.000	08/15/29	1,825	1,458,181
				1,793,514
Auto Manufacturers 0.9%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	538	433,627
Sr. Unsec’d. Notes	4.750	01/15/43	225	177,481
Sr. Unsec’d. Notes	7.400	11/01/46	100	105,687

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.375	11/13/25	725	696,175
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	7.750	10/15/25	800	804,000
JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	8.750	12/15/31	525	536,254
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	1,350	1,367,892
				4,121,116

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment 1.5%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875%	08/15/26	1,611	$1,552,102
Sr. Sec’d. Notes, 144A	7.000	04/15/28	400	404,488
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	195	193,296
Gtd. Notes	6.500	04/01/27	256	252,728

Clarios Global LP/Clarios US Finance Co., Gtd. Notes, 144A	8.500	05/15/27	375	375,562
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	250	247,865
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	250	216,676
Sr. Unsec’d. Notes	4.500	02/15/32	225	190,642
Sr. Unsec’d. Notes	5.375	11/15/27	200	193,376
Sr. Unsec’d. Notes	5.625	06/15/28	600	578,510

Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	215	215,786
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	1,675	1,569,002
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	925	894,159
				6,884,192
Banks 1.0%
Citigroup, Inc., Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	825	774,091
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	900	866,184
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	550	547,722
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	75	80,489
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	325	352,795

Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198(ff)	06/01/32	2,200	1,798,136
				4,419,417
Building Materials 2.2%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	650	639,767

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Cornerstone Building Brands, Inc., Gtd. Notes, 144A(aa)	6.125%	01/15/29	1,000	$846,051
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	820	826,050
Griffon Corp., Gtd. Notes	5.750	03/01/28	430	414,060
JELD-WEN, Inc., Gtd. Notes, 144A	4.625	12/15/25	462	450,687
Knife River Corp., Sr. Unsec’d. Notes, 144A	7.750	05/01/31	300	311,936
Masonite International Corp.,
Gtd. Notes, 144A	3.500	02/15/30	675	591,469
Gtd. Notes, 144A	5.375	02/01/28	105	105,000

Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Sec’d. Notes, 144A	6.750	04/01/32	470	466,607
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30	682	617,116
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	1,123	1,086,707
Sr. Sec’d. Notes, 144A	8.875	11/15/31	555	584,304
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	350	288,193
Sr. Unsec’d. Notes, 144A(aa)	4.375	07/15/30	1,250	1,107,559
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	1,400	1,318,476
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	320	308,078

Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	7.250	01/15/31	195	200,297
				10,162,357
Chemicals 2.3%
Ashland, Inc., Sr. Unsec’d. Notes(aa)	6.875	05/15/43	2,125	2,143,296
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.250	09/30/28	325	206,279
Sr. Unsec’d. Notes, 144A	7.500	09/30/29	225	115,146

Avient Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25	870	865,774

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Chemours Co. (The),
Gtd. Notes, 144A	4.625%	11/15/29	625	$535,850
Gtd. Notes, 144A	5.750	11/15/28	170	156,130

Cornerstone Chemical Co. LLC, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000% (original cost $694,360; purchased 12/06/23)^(f)	15.000	12/06/28	772	771,511
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.875	06/01/24	1,315	1,306,781
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	625	563,108
Sr. Sec’d. Notes, 144A	9.750	11/15/28	925	982,355

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	35	34,229
SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	795	692,962
SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.375	03/15/30	450	383,148
TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27	865	879,892
Tronox, Inc., Gtd. Notes, 144A	4.625	03/15/29	515	459,965
WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	7.375	03/01/31	175	177,426
				10,273,852
Coal 0.2%
Conuma Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A (original cost $665,420; purchased 04/13/23)(f)	13.125	05/01/28	686	691,145
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	10.750	05/15/26	400	413,520
				1,104,665
Commercial Services 7.0%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	559	531,769

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625%	07/15/26	177	$176,651
Sr. Unsec’d. Notes, 144A(aa)	6.000	06/01/29	1,350	1,148,845
Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27	3,875	3,860,522
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	860	772,684
Sr. Sec’d. Notes, 144A	4.625	06/01/28	1,315	1,175,281

Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26	475	459,235
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	1,025	907,201
Gtd. Notes, 144A	4.625	10/01/27	400	375,850

APi Group DE, Inc., Gtd. Notes, 144A	4.750	10/15/29	325	295,621
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A(aa)	4.750	04/01/28	1,295	1,145,715
Boost Newco Borrower LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31	450	464,124
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27	375	351,762
Gtd. Notes, 144A(aa)	5.500	07/15/25	200	198,852

Carriage Services, Inc., Gtd. Notes, 144A	4.250	05/15/29	200	176,145
Gartner, Inc.,
Gtd. Notes, 144A	3.625	06/15/29	425	381,040
Gtd. Notes, 144A	3.750	10/01/30	325	282,952

Herc Holdings, Inc., Gtd. Notes, 144A	5.500	07/15/27	441	428,351
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	475	368,139
Gtd. Notes, 144A	5.000	12/01/29	525	362,295

Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A(aa)	6.500	05/15/29	2,700	2,502,481
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A(aa)	5.500	09/01/28	2,075	1,692,151
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	875	816,348

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Service Corp. International, Sr. Unsec’d. Notes	3.375%	08/15/30	1,457	$1,236,921
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	575	491,221
Gtd. Notes	4.000	07/15/30	150	133,492
Gtd. Notes(aa)	4.875	01/15/28	5,720	5,482,137

Valvoline, Inc., Sr. Unsec’d. Notes, 144A	3.625	06/15/31	400	337,326
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	4,825	4,825,000
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	350	362,327
				31,742,438
Computers 0.9%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26	225	212,850
McAfee Corp., Sr. Unsec’d. Notes, 144A(aa)	7.375	02/15/30	1,430	1,326,168
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	800	736,256
Gtd. Notes, 144A	5.125	04/15/29	425	390,570
Gtd. Notes, 144A	5.250	10/01/30	350	311,648

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	875	871,113
				3,848,605
Distribution/Wholesale 0.8%
H&E Equipment Services, Inc., Gtd. Notes, 144A(aa)	3.875	12/15/28	2,250	1,991,150
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A	7.750	03/15/31	450	465,249
Sr. Sec’d. Notes, 144A	6.750	03/15/28	150	151,092

Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A	8.500	06/15/30	750	782,718
				3,390,209

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services 4.8%
Bread Financial Holdings, Inc., Gtd. Notes, 144A	9.750%	03/15/29	1,140	$1,185,771
Encore Capital Group, Inc., Sr. Sec’d. Notes, 144A	9.250	04/01/29	215	219,833
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A	9.250	02/01/29	110	110,727
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27	425	436,420
Sr. Unsec’d. Notes, 144A	6.875	04/15/29	130	129,878
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375	05/01/26	525	502,687
Gtd. Notes, 144A	9.250	12/01/28	180	190,350
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	125	124,475

Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28	1,525	1,372,170
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	900	681,777
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	875	810,600
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	150	149,625
Sr. Unsec’d. Notes, 144A	6.500	03/26/31	305	304,238
Sr. Unsec’d. Notes, 144A	8.125	03/30/29	800	836,000
Sr. Unsec’d. Notes, 144A	8.375	05/01/28	75	78,750
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	1,075	965,062
Gtd. Notes, 144A(aa)	5.500	08/15/28	2,420	2,276,086
Gtd. Notes, 144A	5.750	11/15/31	360	327,948
Gtd. Notes, 144A(aa)	6.000	01/15/27	1,725	1,691,059
Navient Corp.,
Sr. Unsec’d. Notes(aa)	5.500	03/15/29	1,800	1,613,264
Sr. Unsec’d. Notes	9.375	07/25/30	525	540,831
OneMain Finance Corp.,
Gtd. Notes	6.875	03/15/25	125	125,739
Gtd. Notes(aa)	7.125	03/15/26	3,748	3,782,764
Gtd. Notes	7.875	03/15/30	215	219,420
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	575	510,700
Gtd. Notes, 144A	5.375	10/15/25	800	790,334
Gtd. Notes, 144A	5.750	09/15/31	275	249,801

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
PennyMac Financial Services, Inc., (cont’d.)
Gtd. Notes, 144A	7.875%	12/15/29	225	$229,663
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.625	03/01/29	200	176,285
Gtd. Notes, 144A	3.875	03/01/31	375	319,123
Gtd. Notes, 144A	4.000	10/15/33	1,175	959,177
				21,910,557
Electric 5.2%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	50	43,308
Sr. Sec’d. Notes, 144A	4.500	02/15/28	375	350,313
Sr. Unsec’d. Notes, 144A(aa)	4.625	02/01/29	2,025	1,860,143
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	875	795,116
Sr. Unsec’d. Notes, 144A(aa)	5.125	03/15/28	5,524	5,235,240

Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 13.000%	13.000	06/01/24	267	146,946
NRG Energy, Inc.,
Gtd. Notes(aa)	5.750	01/15/28	2,975	2,925,422
Gtd. Notes, 144A	3.375	02/15/29	150	131,710
Gtd. Notes, 144A	3.625	02/15/31	325	275,411
Gtd. Notes, 144A	3.875	02/15/32	625	526,754
Gtd. Notes, 144A	5.250	06/15/29	650	615,419
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	1,050	1,129,955

PG&E Corp., Sr. Sec’d. Notes	5.250	07/01/30	510	477,826
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	900	883,293
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	375	378,831
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	1,075	979,987
Gtd. Notes, 144A	5.000	07/31/27	375	356,882
Gtd. Notes, 144A	5.500	09/01/26	525	512,315
Gtd. Notes, 144A(aa)	5.625	02/15/27	5,625	5,472,353
Gtd. Notes, 144A	6.875	04/15/32	440	438,000
				23,535,224

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electrical Components & Equipment 0.8%
Energizer Gamma Acquisition BV, Gtd. Notes	3.500%	06/30/29	EUR	100	$95,083
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29		750	662,245
Gtd. Notes, 144A	4.750	06/15/28		350	318,930

EnerSys, Gtd. Notes, 144A	6.625	01/15/32		160	159,112
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29		420	417,624
Gtd. Notes, 144A	6.625	03/15/32		310	308,466
Gtd. Notes, 144A	7.125	06/15/25		600	600,541
Gtd. Notes, 144A(aa)	7.250	06/15/28		1,130	1,149,263
					3,711,264
Electronics 0.3%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25		1,515	1,531,109
Engineering & Construction 0.3%
AECOM, Gtd. Notes	5.125	03/15/27		205	199,115
Brand Industrial Services, Inc., Sr. Sec’d. Notes, 144A	10.375	08/01/30		350	375,787
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29		350	314,286
Gtd. Notes, 144A	4.125	02/15/32		425	367,507
					1,256,695
Entertainment 3.5%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(aa)	4.625	10/15/29		2,375	2,117,543
Sr. Sec’d. Notes, 144A	6.500	02/15/32		1,140	1,122,989
Sr. Sec’d. Notes, 144A	7.000	02/15/30		1,575	1,586,312

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26		275	273,982
Churchill Downs, Inc., Sr. Unsec’d. Notes, 144A	5.750	04/01/30		1,075	1,025,170

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Everi Holdings, Inc., Gtd. Notes, 144A	5.000%	07/15/29	100	$98,128
Flutter Treasury Designated Activity Co. (United Kingdom), Sr. Sec’d. Notes, 144A	6.375	04/29/29	390	390,000
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	5.250	01/15/29	275	259,012
Sr. Sec’d. Notes, 144A	6.250	01/15/27	350	349,577
Sr. Sec’d. Notes, 144A	6.500	02/15/25	860	860,000
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	825	786,195
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	525	497,049

Light & Wonder International, Inc., Gtd. Notes, 144A	7.500	09/01/31	75	76,469
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	1,025	936,528
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A	6.625	11/15/27	344	329,586
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	150	125,564
Sr. Unsec’d. Notes, 144A(aa)	5.625	01/15/27	2,080	1,981,443

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31	800	574,482
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	825	780,923
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(aa)	5.125	10/01/29	1,110	1,030,199
Gtd. Notes, 144A	7.125	02/15/31	545	553,006
				15,754,157
Environmental Control 0.7%
Covanta Holding Corp.,
Gtd. Notes	5.000	09/01/30	325	282,183
Gtd. Notes, 144A	4.875	12/01/29	820	718,742
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	275	248,188

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Environmental Control (cont’d.)
GFL Environmental, Inc., (cont’d.)
Gtd. Notes, 144A	4.375%	08/15/29	1,625	$1,461,484
Gtd. Notes, 144A	4.750	06/15/29	50	46,125
Sr. Sec’d. Notes, 144A	6.750	01/15/31	380	382,139
				3,138,861
Foods 2.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500	03/15/29	985	868,192
B&G Foods, Inc.,
Gtd. Notes(aa)	5.250	09/15/27	2,950	2,724,609
Sr. Sec’d. Notes, 144A	8.000	09/15/28	550	569,530

C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28	200	153,000
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes	3.750	12/01/31	525	442,495
Gtd. Notes	5.500	01/15/30	900	868,062
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30	225	200,526
Gtd. Notes, 144A	4.375	01/31/32	500	433,164

Pilgrim’s Pride Corp., Gtd. Notes	3.500	03/01/32	375	309,507
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	1,100	992,780
Gtd. Notes, 144A	5.500	12/15/29	425	402,958
Sr. Sec’d. Notes, 144A	6.250	02/15/32	255	251,873
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	1,400	1,233,105
				9,449,801
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	25	24,914
Sr. Unsec’d. Notes	5.750	05/20/27	415	403,006
Sr. Unsec’d. Notes	5.875	08/20/26	325	319,075
				746,995

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Products 1.0%
Embecta Corp.,
Sr. Sec’d. Notes, 144A	5.000%	02/15/30	450	$346,935
Sr. Sec’d. Notes, 144A	6.750	02/15/30	150	128,772

Medline Borrower LP, Sr. Sec’d. Notes, 144A(aa)	3.875	04/01/29	4,050	3,625,762
Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	6.250	04/01/29	475	471,903
				4,573,372
Healthcare-Services 4.1%
DaVita, Inc.,
Gtd. Notes, 144A(aa)	3.750	02/15/31	3,300	2,717,437
Gtd. Notes, 144A(aa)	4.625	06/01/30	2,475	2,170,577

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27	550	515,709
LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29	925	739,514
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	1,550	1,545,376
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(aa)	9.750	12/01/26	2,875	2,861,538
Tenet Healthcare Corp.,
Sr. Sec’d. Notes(aa)	4.250	06/01/29	1,925	1,762,793
Sr. Sec’d. Notes(aa)	4.375	01/15/30	4,825	4,385,153
Sr. Unsec’d. Notes(aa)	6.875	11/15/31	2,025	2,093,185
				18,791,282
Home Builders 5.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	975	882,244
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	625	558,143
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	1,425	1,382,604
Gtd. Notes(aa)	7.250	10/15/29	1,975	1,952,396
Sr. Unsec’d. Notes, 144A	7.500	03/15/31	515	509,606

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A(aa)	4.875%	02/15/30	2,175	$1,881,897
Gtd. Notes, 144A	6.250	09/15/27	40	38,400
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	600	528,000

Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	445	453,580
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	450	427,356
Gtd. Notes, 144A(aa)	5.000	03/01/28	1,200	1,139,539
KB Home,
Gtd. Notes	4.800	11/15/29	1,000	926,224
Gtd. Notes	6.875	06/15/27	1,225	1,253,856

Landsea Homes Corp., Sr. Unsec’d. Notes, 144A	8.875	04/01/29	845	829,149
Lennar Corp., Gtd. Notes(aa)	5.000	06/15/27	1,250	1,233,646
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	375	325,053
Gtd. Notes	4.950	02/01/28	450	426,196
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	4.625	03/01/30	1,333	1,188,036
Sr. Unsec’d. Notes, 144A(aa)	5.250	12/15/27	1,075	1,026,625

Meritage Homes Corp., Gtd. Notes(aa)	5.125	06/06/27	1,775	1,729,289
New Home Co., Inc. (The), Sr. Unsec’d. Notes, 144A	9.250	10/01/29	385	385,717
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	1,043	978,873
Sr. Unsec’d. Notes	4.750	04/01/29	475	435,910

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	535	549,749
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	450	438,256
Gtd. Notes, 144A	5.875	06/15/27	925	911,700
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	830	772,864

Tri Pointe Homes, Inc., Gtd. Notes	5.700	06/15/28	1,555	1,502,255
				24,667,163

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Furnishings 0.0%
Tempur Sealy International, Inc., Gtd. Notes, 144A	4.000%	04/15/29	200	$178,000
Household Products/Wares 0.4%
ACCO Brands Corp., Gtd. Notes, 144A(aa)	4.250	03/15/29	1,150	1,001,938
Central Garden & Pet Co., Gtd. Notes, 144A	4.125	04/30/31	100	86,689
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A	7.000	12/31/27	800	770,000
Sr. Sec’d. Notes, 144A	5.000	12/31/26	175	168,875
				2,027,502
Housewares 0.7%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	1,500	1,265,056
Gtd. Notes	4.375	02/01/32	1,200	1,009,710

SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A(aa)	6.500	10/01/29	1,675	1,035,368
				3,310,134
Insurance 0.5%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	1,105	1,097,268
Sr. Unsec’d. Notes, 144A	10.125	08/01/26	225	232,505

AmWINS Group, Inc., Sr. Unsec’d. Notes, 144A	4.875	06/30/29	175	159,072
AssuredPartners, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/29	360	328,281
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A	5.875	04/15/29	725	660,949
				2,478,075
Internet 1.4%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A(aa)	3.875	09/15/27	2,325	2,049,326

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Internet (cont’d.)
Cablevision Lightpath LLC, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.625%	09/15/28	625	$504,723

Gen Digital, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.000	04/15/25	2,000	1,976,638
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	525	465,979
Gtd. Notes, 144A	5.250	12/01/27	1,165	1,125,189
				6,121,855
Iron/Steel 0.8%
ATI, Inc., Sr. Unsec’d. Notes	7.250	08/15/30	245	250,925
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A(aa)	6.625	01/31/29	1,709	1,705,518
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	6.750	04/15/30	800	780,665
Commercial Metals Co.,
Sr. Unsec’d. Notes	4.125	01/15/30	175	156,744
Sr. Unsec’d. Notes	4.375	03/15/32	275	241,558

Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	9.250	10/01/28	575	601,594
				3,737,004
Leisure Time 4.7%
Amer Sports Co. (Finland), Sr. Sec’d. Notes, 144A	6.750	02/16/31	700	686,451
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	4,175	4,059,269
Gtd. Notes, 144A	6.000	05/01/29	163	157,397
Gtd. Notes, 144A	10.500	06/01/30	200	216,750
Sr. Sec’d. Notes, 144A	4.000	08/01/28	325	297,063

Carnival Holdings Bermuda Ltd., Gtd. Notes, 144A	10.375	05/01/28	1,300	1,409,344
Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	975	1,019,842
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	2,150	2,098,959
Sr. Sec’d. Notes, 144A	5.875	02/15/27	150	146,483

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)
NCL Corp. Ltd., (cont’d.)
Sr. Sec’d. Notes, 144A	8.125%	01/15/29	650	$676,812
Sr. Sec’d. Notes, 144A	8.375	02/01/28	900	936,214
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	1,435	1,463,513
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30	150	153,996
Gtd. Notes, 144A	9.250	01/15/29	700	747,250
Sr. Sec’d. Notes, 144A	8.250	01/15/29	875	920,334
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	625	608,112
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	250	244,018
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	1,400	1,358,000
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	1,700	1,642,625
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	250	248,968
Sr. Unsec’d. Notes, 144A	9.125	07/15/31	350	375,375

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	1,450	1,384,750
Vista Outdoor, Inc., Gtd. Notes, 144A	4.500	03/15/29	225	222,226
				21,073,751
Lodging 2.3%
Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31	475	421,191
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	900	756,321
Gtd. Notes, 144A	4.000	05/01/31	275	240,833
Gtd. Notes, 144A	5.875	04/01/29	520	513,487
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	175	168,428
Gtd. Notes	4.750	10/15/28	225	209,499
Gtd. Notes(aa)	5.500	04/15/27	1,136	1,107,599
Gtd. Notes	5.750	06/15/25	50	49,743
Gtd. Notes	6.500	04/15/32	1,465	1,421,082
Gtd. Notes	6.750	05/01/25	1,710	1,710,000

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	625	621,883

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Lodging (cont’d.)
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.125%	12/15/29		1,325	$1,172,625
Sr. Unsec’d. Notes, 144A	5.500	10/01/27		550	517,687
Sr. Unsec’d. Notes, 144A	5.625	08/26/28		1,400	1,292,900
					10,203,278
Machinery-Construction & Mining 0.2%
Terex Corp., Gtd. Notes, 144A	5.000	05/15/29		725	678,267
Machinery-Diversified 0.7%
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31		435	467,213
Sr. Sec’d. Notes, 144A	7.500	01/01/30		750	767,581

GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A	4.625	12/15/28		975	629,091
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28		785	831,231
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27		625	597,856
					3,292,972
Media 7.6%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	2.250	01/15/25	EUR	1,000	1,031,609
Sr. Sec’d. Notes, 144A	5.000	01/15/28		875	689,063
Sr. Sec’d. Notes, 144A	5.750	08/15/29		1,575	1,169,438
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.250	02/01/31		5,200	4,081,918
Sr. Unsec’d. Notes, 144A	4.500	06/01/33		625	470,056
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30		2,900	2,411,695
Sr. Unsec’d. Notes, 144A	5.000	02/01/28		1,000	911,011
Sr. Unsec’d. Notes, 144A	5.125	05/01/27		75	70,336
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		375	367,402
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		1,175	727,142
Gtd. Notes, 144A(aa)	4.125	12/01/30		775	494,332
Gtd. Notes, 144A	6.500	02/01/29		1,200	898,257

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
CSC Holdings LLC, (cont’d.)
Sr. Unsec’d. Notes, 144A(aa)	4.625%	12/01/30	4,075	$1,765,421
Sr. Unsec’d. Notes, 144A(aa)	5.750	01/15/30	2,550	1,115,819
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $5,393,891; purchased 07/18/19 - 11/18/21)(f)	6.625	08/15/27(d)	6,595	168,023
Sec’d. Notes, 144A (original cost $3,277,261; purchased 07/18/19 - 08/30/22)(f)	5.375	08/15/26(d)	6,090	155,946
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	1,840	741,089
Gtd. Notes	7.375	07/01/28	1,065	475,315
Gtd. Notes	7.750	07/01/26	5,015	3,153,797

DISH Network Corp., Sr. Sec’d. Notes, 144A(aa)	11.750	11/15/27	1,875	1,891,003
Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26	1,705	1,642,382
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	1,040	993,839
News Corp., Sr. Unsec’d. Notes, 144A	3.875	05/15/29	325	291,886
Nexstar Media, Inc., Gtd. Notes, 144A	5.625	07/15/27	984	925,196
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	610	465,948
Sr. Unsec’d. Notes, 144A(aa)	6.500	09/15/28	3,680	1,538,777

Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125	02/15/27	1,095	984,716
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	400	347,180
Sr. Sec’d. Notes, 144A(aa)	6.625	06/01/27	2,135	2,061,847
Sr. Sec’d. Notes, 144A	8.000	08/15/28	1,205	1,205,849

VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A	5.000	01/15/32	1,600	1,341,008
				34,587,300

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A	4.375%	10/15/29	525	$474,886
Mining 2.0%
Alcoa Nederland Holding BV, Gtd. Notes, 144A	7.125	03/15/31	215	217,150
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	275	286,893
Unsec’d. Notes, 144A	11.500	10/01/31	535	595,524

Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	1,180	1,113,566
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	700	672,000
Gtd. Notes, 144A	8.625	06/01/31	500	486,225
Sec’d. Notes, 144A	9.375	03/01/29	210	218,467

Hecla Mining Co., Gtd. Notes(aa)	7.250	02/15/28	700	699,890
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	900	867,375
Gtd. Notes, 144A	6.125	04/01/29	1,270	1,241,755

New Gold, Inc. (Canada), Gtd. Notes, 144A	7.500	07/15/27	1,245	1,229,437
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	775	656,548
Gtd. Notes, 144A	4.750	01/30/30	490	446,450

Taseko Mines Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.250	05/01/30	375	381,008
				9,112,288
Miscellaneous Manufacturing 0.5%
Amsted Industries, Inc.,
Gtd. Notes, 144A(aa)	5.625	07/01/27	1,075	1,045,174
Sr. Unsec’d. Notes, 144A(aa)	4.625	05/15/30	785	704,460

Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	550	563,152
				2,312,786

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	3.250%	02/15/29	685	$608,220
Oil & Gas 8.5%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	550	553,993
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	5,325	533
Antero Resources Corp.,
Gtd. Notes, 144A	5.375	03/01/30	775	736,817
Gtd. Notes, 144A	7.625	02/01/29	504	517,424
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	25	25,022
Gtd. Notes, 144A	9.000	11/01/27	527	660,105
Sr. Unsec’d. Notes, 144A(aa)	8.250	12/31/28	2,192	2,234,622

Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A(aa)	9.750	11/01/26	1,650	1,724,250
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	375	371,105
Gtd. Notes, 144A	5.875	02/01/29	750	735,540
Gtd. Notes, 144A	6.750	04/15/29	325	324,847

CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	1,175	1,173,940
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	975	1,017,371
Gtd. Notes, 144A	8.625	11/01/30	575	613,602

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/01/32	395	396,523
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	600	547,213
Gtd. Notes, 144A	6.750	03/01/29	975	929,694
Crescent Energy Finance LLC,
Gtd. Notes, 144A	9.250	02/15/28	925	977,515
Sr. Unsec’d. Notes, 144A	7.625	04/01/32	530	532,165
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	05/01/29	326	321,781
Sr. Unsec’d. Notes, 144A	5.625	10/15/25	525	521,926

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500%	10/01/30	300	$311,880
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	775	789,849
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	275	264,912
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	820	786,238
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	625	598,631
Sr. Unsec’d. Notes, 144A(aa)	6.250	11/01/28	1,808	1,780,966
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	750	726,289
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	283	303,687

Matador Resources Co., Gtd. Notes, 144A	6.500	04/15/32	635	629,339
MEG Energy Corp. (Canada), Gtd. Notes, 144A	5.875	02/01/29	575	554,875
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26	515	508,578
Gtd. Notes, 144A	7.500	01/15/28	1,065	1,006,425
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.375	05/15/27	270	267,564
Gtd. Notes, 144A	9.125	01/31/30	1,230	1,272,428

Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30	225	232,222
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29	525	474,590
Gtd. Notes, 144A	4.625	05/01/30	1,325	1,197,469
Permian Resources Operating LLC,
Gtd. Notes, 144A	7.000	01/15/32	520	530,799
Gtd. Notes, 144A	8.000	04/15/27	250	256,920
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	275	271,986
Gtd. Notes, 144A(aa)	7.125	01/15/26	1,106	1,104,617
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	100	99,101
Gtd. Notes, 144A	4.750	02/15/30	575	530,048

SilverBow Resources, Inc., Sec’d. Notes, 144A, 3 Month SOFR + 7.750%(aa)	13.079(c)	12/15/28	1,905	1,881,616
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32	1,300	1,170,655
Gtd. Notes	5.375	02/01/29	375	359,746

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Southwestern Energy Co., (cont’d.)
Gtd. Notes(aa)	5.375%	03/15/30		1,710	$1,623,490

Sunoco LP, Sr. Unsec’d. Notes, 144A	7.000	05/01/29		585	594,046
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29		1,455	1,329,081
Gtd. Notes	4.500	04/30/30		775	698,317
Transocean, Inc.,
Gtd. Notes, 144A	8.000	02/01/27		86	86,314
Gtd. Notes, 144A	8.250	05/15/29		695	690,691

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30		425	435,226
Vital Energy, Inc., Gtd. Notes	9.750	10/15/30		225	245,142
					38,529,725
Packaging & Containers 2.6%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%(aa)	6.500	06/30/27		1,266	310,285
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes	2.125	08/15/26	EUR	200	168,275
Sr. Sec’d. Notes, 144A	4.125	08/15/26		400	333,676

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28		670	605,771
Graphic Packaging International LLC,
Gtd. Notes	4.125	08/15/24		300	298,123
Gtd. Notes, 144A	3.500	03/01/29		575	508,597

Intelligent Packaging Holdco Issuer LP (Canada), Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%	9.000	01/15/26		300	285,000
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28		1,184	1,127,121
Iris Holding, Inc., Sr. Unsec’d. Notes, 144A	10.000	12/15/28		925	820,638
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28		425	378,809

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
LABL, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	6.750%	07/15/26	250	$246,756
Sr. Sec’d. Notes, 144A	9.500	11/01/28	200	200,086
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	580	491,668
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	820	805,739

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	04/15/27	1,025	1,043,267
OI European Group BV, Gtd. Notes, 144A	4.750	02/15/30	325	296,257
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25	500	502,267
Gtd. Notes, 144A	6.625	05/13/27	230	229,814
Gtd. Notes, 144A	7.250	05/15/31	400	400,674

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28	725	668,369
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	150	148,223
Trident TPI Holdings, Inc., Gtd. Notes, 144A(aa)	12.750	12/31/28	1,375	1,486,582
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	325	292,025
				11,648,022
Pharmaceuticals 2.6%
AdaptHealth LLC,
Gtd. Notes, 144A(aa)	4.625	08/01/29	1,225	1,032,494
Gtd. Notes, 144A	5.125	03/01/30	725	617,325
Gtd. Notes, 144A	6.125	08/01/28	845	791,880

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	925	603,345
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	975	446,690
Gtd. Notes, 144A	5.000	02/15/29	1,150	497,375
Gtd. Notes, 144A(aa)	5.250	01/30/30	2,325	988,125
Gtd. Notes, 144A(aa)	5.250	02/15/31	2,635	1,116,374
Gtd. Notes, 144A(aa)	6.250	02/15/29	4,110	1,782,713
Gtd. Notes, 144A	7.000	01/15/28	250	132,500
Gtd. Notes, 144A	9.000	12/15/25	500	472,500

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Jazz Securities DAC, Sr. Sec’d. Notes, 144A	4.375%	01/15/29	355	$322,802
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A(aa)	5.125	04/30/31	2,875	2,486,629
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	625	529,329
				11,820,081
Pipelines 5.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	725	692,065
Gtd. Notes, 144A(aa)	5.750	01/15/28	2,425	2,374,855
Gtd. Notes, 144A	6.625	02/01/32	270	268,911

Cheniere Energy Partners LP, Gtd. Notes	4.000	03/01/31	1,575	1,402,988
Cheniere Energy, Inc., Sr. Unsec’d. Notes	4.625	10/15/28	1,190	1,138,157
CNX Midstream Partners LP, Gtd. Notes, 144A	4.750	04/15/30	100	88,368
Energy Transfer LP, Jr. Sub. Notes, Series G(aa)	7.125(ff)	05/15/30(oo)	1,075	1,030,653
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	50	48,708
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	351	350,583
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	1,275	1,278,885
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	125	127,269
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	680	713,141
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	375	366,926
Gtd. Notes	7.000	08/01/27	650	645,280
Gtd. Notes, 144A	8.250	01/15/32	375	384,602

Harvest Midstream I LP, Sr. Unsec’d. Notes, 144A	7.500	05/15/32	280	280,417
Howard Midstream Energy Partners LLC, Sr. Unsec’d. Notes, 144A	8.875	07/15/28	250	261,654
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(aa)	6.875	04/15/40	2,050	1,956,469

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(aa)	5.500%	01/15/28	1,829	$1,736,711
Gtd. Notes, 144A	6.000	12/31/30	365	343,446
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	435	435,899
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	985	869,765
Sr. Sec’d. Notes, 144A	4.125	08/15/31	285	249,525
Sr. Sec’d. Notes, 144A	6.250	01/15/30	300	297,007
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A(aa)	9.500	02/01/29	2,350	2,526,626
Sr. Sec’d. Notes, 144A(aa)	9.875	02/01/32	2,500	2,666,413
Western Midstream Operating LP,
Sr. Unsec’d. Notes(aa)	4.050	02/01/30	1,275	1,171,991
Sr. Unsec’d. Notes	5.500	08/15/48	75	63,248
				23,770,562
Real Estate 1.2%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	10.500(cc)	01/15/28	1,112	1,138,652
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30	250	258,558
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	1,175	1,042,818
Gtd. Notes, 144A	4.375	02/01/31	875	743,554
Gtd. Notes, 144A	5.375	08/01/28	665	628,067

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A(aa)	5.250	04/15/29	1,725	1,546,701
				5,358,350
Real Estate Investment Trusts (REITs) 2.2%
Brandywine Operating Partnership LP, Gtd. Notes	8.875	04/12/29	60	61,423
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	861	623,446
Gtd. Notes	9.750	06/15/25	75	75,122
Sr. Unsec’d. Notes(aa)	4.750	02/15/28	1,375	1,081,576

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500%	03/15/31	1,050	$704,033
Gtd. Notes	5.000	10/15/27	1,200	983,703

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A(aa)	7.500	06/01/25	1,665	1,665,947
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29	675	621,690
Gtd. Notes, 144A	6.500	04/01/32	565	553,966

SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29	350	304,810
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	275	254,992
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	420	414,568
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A(aa)	4.500	01/15/28	2,000	1,897,640
Gtd. Notes, 144A(aa)	4.625	12/01/29	825	764,876
				10,007,792
Retail 5.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A(aa)	4.000	10/15/30	2,525	2,168,344
Sr. Sec’d. Notes, 144A	3.875	01/15/28	338	311,805

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29	975	785,208
BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27	225	218,785
Beacon Roofing Supply, Inc., Sr. Sec’d. Notes, 144A	6.500	08/01/30	125	124,806
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24	450	447,664
Gtd. Notes, 144A	8.250	07/15/30	900	938,836

Carrols Restaurant Group, Inc., Gtd. Notes, 144A	5.875	07/01/29	500	508,750
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	12.000	11/30/28	875	900,156

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $115,938; purchased 08/02/22 - 08/04/22)(f)	5.375%	04/01/26	125	$122,581
Sr. Unsec’d. Notes, 144A (original cost $850,675; purchased 08/02/22 - 08/22/22)(f)	5.875	04/01/29	980	928,896
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A(aa)	6.750	01/15/30	2,600	2,264,713
Sr. Sec’d. Notes, 144A	4.625	01/15/29	425	384,418

Foundation Building Materials, Inc., Gtd. Notes, 144A(aa)	6.000	03/01/29	1,150	1,014,401
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	900	762,287
Gtd. Notes, 144A	3.875	10/01/31	575	469,634

LBM Acquisition LLC, Gtd. Notes, 144A(aa)	6.250	01/15/29	1,550	1,423,311
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A(aa)	4.875	05/01/29	1,875	1,712,576
Sr. Unsec’d. Notes, 144A	8.250	08/01/31	720	748,643
Park River Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.625	02/01/29	1,700	1,407,802
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	200	172,284
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	75	68,182
Gtd. Notes, 144A	7.500	10/15/27	675	678,677

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32	1,170	1,130,211
SRS Distribution, Inc., Gtd. Notes, 144A(aa)	6.000	12/01/29	1,075	1,089,094
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	610	601,394
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	1,275	1,130,571

Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29	1,400	1,265,250
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	950	917,762
				24,697,041

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software 1.0%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625%	09/01/28	1,643	$1,526,504
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	600	601,023
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29	1,425	1,298,113
Sr. Sec’d. Notes, 144A	3.875	07/01/28	1,075	979,099
				4,404,739
Telecommunications 4.9%
Altice France SA (France), Sr. Sec’d. Notes, 144A(aa)	8.125	02/01/27	1,455	1,091,250
Connect Finco Sarl/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750	10/01/26	650	627,725
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $55,309; purchased 11/14/23)^(f)	0.000	12/31/30	49	58,446
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $58; purchased 11/14/23)^(f)	0.000	12/31/30	585	1
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $697; purchased 11/14/23)^(f)	0.000	12/31/30	—(r)	137
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $3; purchased 11/14/23)^(f)	0.000	12/31/30	35	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $1,297,663; purchased 01/30/24 - 01/31/24)(f)	10.500	05/25/27	1,405	1,368,218
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500% (original cost $729,618; purchased 01/30/24)(f)	10.500	11/25/28	1,130	895,855
Frontier Communications Holdings LLC, Sr. Sec’d. Notes, 144A(aa)	5.000	05/01/28	1,875	1,724,666
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26	1,095	1,089,525
Sr. Sec’d. Notes, 144A	7.000	10/15/28	375	365,625
Sr. Sec’d. Notes, 144A	8.500	04/15/31	335	337,523

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A(aa)	6.500%	03/15/30	1,815	$1,737,863
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.000	04/15/31	400	218,762
Sec’d. Notes, 144A	4.500	04/01/30	1,555	900,486
Sec’d. Notes, 144A	4.875	06/15/29	400	253,109
Sr. Sec’d. Notes, 144A	10.500	04/15/29	75	75,147
Sr. Sec’d. Notes, 144A	10.500	05/15/30	703	702,391
Sr. Sec’d. Notes, 144A(aa)	11.000	11/15/29	3,233	3,297,150
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28	700	733,630
Gtd. Notes	8.750	03/15/32	706	833,617
Sprint LLC,
Gtd. Notes	7.125	06/15/24	250	250,276
Gtd. Notes(aa)	7.625	02/15/25	2,725	2,748,666

Viasat, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.625	09/15/25	3,200	3,075,679
				22,385,747
Transportation 0.5%
GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	1,500	1,440,030
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	325	330,063
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	150	150,766
Gtd. Notes, 144A	7.125	02/01/32	345	347,121
				2,267,980

Total Corporate Bonds (cost $528,953,510)				482,755,535

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans 5.3%
Auto Parts & Equipment 0.2%
First Brands Group LLC, 2022-Ii Incremental Term Loan, 3 Month SOFR + 5.000%	10.574%(c)	03/30/27	320	$305,867
Tenneco, Inc., Term A Loan, 3 Month SOFR + 4.850%	10.169(c)	11/17/28	497	480,069
				785,936
Chemicals 0.7%
Chemours Company (The), Tanche B-3 (USD) Term Loan, 1 Month SOFR + 3.500%	8.816(c)	08/18/28	723	721,827
Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 1 Month SOFR + 4.500%	9.816(c)	11/15/30	1,025	991,047
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	10.180(c)	06/28/28	448	428,243
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 8.000%^	15.328(c)	12/31/25	273	273,384
Term Loan, 3 Month SOFR + 10.000%	15.299(c)	10/12/28	687	659,837
				3,074,338
Commercial Services 0.0%
Fly Funding II Sarl (Luxembourg), Term B Loan, 3 Month LIBOR + 1.750%	7.330(c)	08/11/25	100	97,250
Computers 0.5%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	9.177(c)	03/01/29	1,348	1,347,370
NCR Atleos LLC, Term B Loan, 3 Month SOFR + 4.850%	10.173(c)	03/27/29	1,096	1,101,631
				2,449,001
Electric 0.1%
Heritage Power LLC, Term Loan, 3 Month SOFR + 5.500%^	10.814(c)	07/20/28	220	215,958

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Holding Companies-Diversified 0.0%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	9.830%(c)	12/19/30		179	$174,591
Housewares 0.2%
SWF Holdings I Corp., Initial Term Loan, 1 Month SOFR + 4.114%	9.430(c)	10/06/28		995	839,416
Insurance 0.4%
Acrisure LLC,
2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%	9.180(c)	02/15/27		470	470,569
Term B Loan 2020, 1 Month LIBOR + 3.500%	8.930(c)	02/15/27		297	296,119

Asurion LLC, New B-4 Term Loan, 1 Month SOFR + 5.364%	10.680(c)	01/20/29		1,080	969,300
					1,735,988
Investment Companies 0.2%
Hurricane CleanCo Ltd. (United Kingdom), Facility A, 3 Month EURIBOR + 6.250%^	6.250(c)	10/31/29	EUR	752	939,249
Media 0.9%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	10.329(c)	10/31/27		200	180,579
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.821(c)	01/18/28		1,481	1,427,246
Diamond Sports Group LLC,
Dip Term Loan	5.000	11/30/24		941	1,491,911
First Lien Term Loan, 1 Month SOFR + 10.100%	15.429(c)	05/25/26		195	183,758
Second Lien Term Loan	8.175	08/24/26		3,201	74,425

Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	8.680(c)	09/25/26		581	464,118
Univision Communications, Inc., 2021 Replacement Term Loan, 1 Month SOFR + 3.364%	8.680(c)	03/15/26		431	430,438
					4,252,475

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Metal Fabricate/Hardware 0.5%
Doncasters US Finance LLC, Initial Term Loan, 3 Month SOFR + 6.500%	11.826%(c)	04/23/30		2,145	$2,123,550
Mining 0.2%
Rain Carbon GmbH (Germany), 2023 Replacement Term Loan, 3 Month EURIBOR + 5.000%	8.915(c)	10/31/28	EUR	1,034	1,088,905
Retail 0.2%
Great Outdoors Group LLC, Term B-2 Loan, 1 Month SOFR + 3.864%	9.180(c)	03/06/28		935	934,482
Software 0.6%
athenahealth, Inc., Initial Term Loan, 1 Month SOFR + 3.250%	8.566(c)	02/15/29		175	174,088
Boxer Parent Co., Inc., 2028 Extended Dollar Term Loan, 1 Month SOFR + 4.250%	9.566(c)	12/29/28		219	220,461
Cotiviti, Inc., Term Loan, 1 Month SOFR + 3.500%	7.500(c)	05/01/31		1,325	1,327,209
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.680(c)	07/14/28		1,043	822,264
					2,544,022
Telecommunications 0.6%
Connect Finco SARL (United Kingdom), Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	9.816(c)	09/27/29		1,250	1,211,459
Digicel International Finance, Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 6.750%	12.075(c)	05/29/27		178	168,364
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.875(c)	04/15/29		441	432,892
Term B-2, 1 Month SOFR + 6.560%	11.875(c)	04/15/30		444	434,125
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	7.780(c)	04/15/29		13	8,951
Term B-2 Loan, 1 Month SOFR + 2.464%	7.780(c)	04/15/30		13	8,876
Term Loan	—(p)	06/01/28		73	61,551
MLN US HoldCo LLC,
3L Term B Loan, 3 Month SOFR + 9.350%	14.677(c)	10/18/27		4	400

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications (cont’d.)
MLN US HoldCo LLC, (cont’d.)
Initial Term Loan, 3 Month SOFR + 6.540%	11.867%(c)	10/18/27	25	$13,867
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	12.127(c)	10/18/27	57	8,541
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 3 Month SOFR + 4.262%	9.571(c)	10/02/28(d)	1,946	334,107
Initial Term Loan- Second Lien, 3 Month SOFR + 7.262%	12.564(c)	10/01/29(d)	1,055	87,565
				2,770,698

Total Floating Rate and Other Loans (cost $26,618,521)				24,025,859

	Shares
Common Stocks 2.3%
Chemicals 1.0%
Cornerstone Chemical Co. (original cost $833,150; purchased 12/06/23)*^(f)	43,850	833,150
TPC Group, Inc.*^	67,793	2,372,755
Venator Materials PLC (original cost $4,596,226; purchased 03/08/19 - 10/19/23)*(f)	2,297	1,489,211
		4,695,116
Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^	9,187	165,366
Keycon Power Holdings LLC*^	2,600	—
		165,366
Gas Utilities 0.3%
Ferrellgas Partners LP (Class B Stock) (original cost $2,052,750; purchased 05/06/15 - 09/19/19)(f)	7,475	1,244,636
Hotels, Restaurants & Leisure 0.1%
CEC Entertainment, Inc.*	22,321	401,778

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 0.3%
Chesapeake Energy Corp.	6,253	$562,020
Heritage Power LLC*^	30,465	578,835
Heritage Power LLC*^	1,340	25,460
Heritage Power LLC*^	35,061	17,530
		1,183,845
Wireless Telecommunication Services 0.6%
Digicel International Finance Ltd. (Jamaica) (original cost $336,102; purchased 01/29/24 - 02/08/24)*^(f)	276,054	593,516
Intelsat Emergence SA (Luxembourg)*	59,619	2,183,576
		2,777,092

Total Common Stocks (cost $10,395,795)		10,467,833
Preferred Stocks 0.7%
Electronic Equipment, Instruments & Components 0.6%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31 (original cost $2,635,000; purchased 03/29/21 - 07/08/22)^(f)	2,625	2,625,000
Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica) (original cost $390,940; purchased 01/26/24 - 01/29/24)*^(f)	50,740	522,703

Total Preferred Stocks (cost $2,962,190)		3,147,703

Total Long-Term Investments (cost $601,853,621)		553,625,165

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Short-Term Investment 1.9%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $8,519,746)(wb)	8,519,746	$8,519,746

TOTAL INVESTMENTS 124.0% (cost $610,373,367)		562,144,911
Liabilities in excess of other assets(z) (24.0)%		(108,924,682)

Net Assets 100.0%		$453,220,229

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC—Barclays Bank PLC
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
EURIBOR—Euro Interbank Offered Rate
GSI—Goldman Sachs International
iBoxx—Bond Market Indices
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
SSB—State Street Bank & Trust Company
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $9,993,001 and 2.2% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $164,162,319 segregated as collateral for amount of $120,000,000 borrowed and outstanding as of April 30, 2024.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $23,925,061. The aggregate value of $12,468,975 is 2.8% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at April 30, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1 Month SOFR + 6.500%, 1.500%(c), Maturity Date 04/23/30 (cost $212,091)	215	$212,355	$264	$—
Forward foreign currency exchange contracts outstanding at April 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/02/24	CITI	GBP	722	$898,297	$902,386	$4,089	$—
Euro,
Expiring 05/02/24	SSB	EUR	3,423	3,659,840	3,653,449	—	(6,391)
				$4,558,137	$4,555,835	4,089	(6,391)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/02/24	BOA	GBP	722	$906,168	$902,386	$3,782	$—
Expiring 06/04/24	CITI	GBP	722	898,447	902,543	—	(4,096)
Euro,
Expiring 05/02/24	BOA	EUR	818	889,202	873,452	15,750	—
Expiring 05/02/24	MSI	EUR	172	186,541	183,278	3,263	—

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 05/02/24	SSB	EUR	2,433	$2,635,455	$2,596,719	$38,736	$—
Expiring 06/04/24	SSB	EUR	3,423	3,664,663	3,658,323	6,340	—
				$9,180,476	$9,116,701	67,871	(4,096)
						$71,960	$(10,487)
Credit default swap agreement outstanding at April 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	41,025	3.557%	$2,680,554	$2,649,842	$(30,712)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at April 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 5.320%	BARC	06/20/24	4,000	$2,379	$—	$2,379
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 5.320%	MSI	06/20/24	11,270	(116,326)	—	(116,326)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.320%	GSI	06/20/24	(5,254)	39,226	—	39,226
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.320%	MSI	09/20/24	(5,380)	36,253	—	36,253
					$(38,468)	$—	$(38,468)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).